Consolidated statements of shareholders' equity (deficiency) (USD $)	Special Voting Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance, at Dec. 31, 2008	$ 6,024	$ 10,482,120	$ 385,647	$ (11,467,716)	$ (583,075)
Balance, (in Shares) at Dec. 31, 2008	3,329,965
Shares issued as compensation	95	394,764			394,859
Shares issued as compensation (in Shares)	52,356
Share cancellation (Note 10b)	(6,119)	(10,876,884)			(10,893,853)
Share cancellation (Note 10b) (in Shares)	(3,382,321)
Shares issued	16,969	10,876,884			10,893,853
Shares issued (in Shares)	10,907,057
Granting of Stock options to broker		161,833			161,833
Share issuance cost and cost adjustments		(1,767,935)			(1,767,935)
Excess of assets over liabilities assumed on acquisition (Note 4)		8,992,558			8,992,558
Other comprehensive income (loss)			(727,491)		(727,491)
Loss				(1,838,735)	(1,838,735)
Net Period Change in Consolidated statements of operations and comprehensive loss	10,945	7,781,220	(727,491)	(1,838,735)	5,215,089
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	7,577,092
Balance, November 30, 2009 (in Shares)	10,907,057
Adjustment for rounding of shares exchanged under the transaction described in Note 1 (in Shares)	(3)
Balance, at Nov. 30, 2009	16,969	18,263,340	(341,844)	(13,306,451)	4,632,014
Balance, (in Shares) at Nov. 30, 2009	10,907,054
Balance, November 30, 2009 at Nov. 30, 2009	16,969	18,263,340	(341,844)	(13,306,451)	4,632,014
Granting of Stock options to broker		13,711			13,711
Stock options to employees		964,016			964,016
Stock options to non-management board members		59,610			59,610
Share issuance cost and cost adjustments		68,328			68,328
Other comprehensive income (loss)			116,368		116,368
Loss				(5,761,091)	(5,761,091)
Net Period Change in Consolidated statements of operations and comprehensive loss		1,105,665	116,368	(5,761,091)	(4,539,058)
Balance, at Nov. 30, 2010	16,969	19,369,005	(225,476)	(19,067,542)	92,956
Balance, (in Shares) at Nov. 30, 2010	10,907,054
Issuance of common shares (Note 10c) (in Shares)	4,800,000
Shares issued for options exercised (Note 11)	130,183	(37,018)			93,165
Shares issued for options exercised (Note 11) (in Shares)	25,000
Stock options to employees		674,746			674,746
Stock options to non-management board members		27,714			27,714
DSU's to non-management board members (Note 12)		33,101			33,101
Issuance of shares on exercise of cashless warrants (note 14)		755,124			755,124
Other comprehensive income (loss)			110,441		110,441
Loss				(4,880,277)	(4,880,277)
Cancellation on shares exchanged (in Shares)	(79)
Net Period Change in Consolidated statements of operations and comprehensive loss	130,183	1,453,667	110,441	(4,880,277)	(3,185,986)
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	5,001,390
Balance, at Nov. 30, 2011	$ 147,152	$ 20,822,672	$ (115,035)	$ (23,947,819)	$ (3,093,030)
Balance, (in Shares) at Nov. 30, 2011	15,908,444